Reserves for Losses and Adjustment Expenses Short-duration Contracts - Historical Claims Duration (Details)	Dec. 31, 2024
Property Insurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	29.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	38.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	13.70%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	12.20%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	3.30%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	(5.80%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	0.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	0.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Nine	0.00%
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance, Year Ten	0.00%
Casualty Insurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	4.10%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	19.10%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	32.20%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	23.40%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	3.50%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	(3.60%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	(2.10%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	0.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Nine	0.00%
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance, Year Ten	0.00%
Marine, Aviation and Energy Insurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	23.10%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	34.50%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	19.60%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	11.70%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	2.60%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	(0.90%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	(1.70%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	(0.20%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Nine	0.00%
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance, Year Ten	0.00%
Financial and Professional Insurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	14.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	28.40%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	19.60%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	14.70%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	4.70%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	(4.80%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	(2.90%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	(1.30%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Nine	0.00%
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance, Year Ten	0.00%
Property Catastrophe and Other Property Reinsurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	21.50%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	42.70%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	16.20%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	6.90%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	3.20%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	(1.90%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	(0.10%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	(0.80%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Nine	0.00%
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance, Year Ten	0.00%
Casualty Reinsurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	6.10%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	19.20%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	21.60%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	19.10%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	11.80%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	(5.00%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	(1.80%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	0.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Nine	0.00%
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance, Year Ten	0.00%
Specialty Reinsurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	26.70%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	32.80%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	12.70%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	7.60%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	3.10%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	(0.60%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	(0.90%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	(0.20%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Nine	0.00%
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance, Year Ten	0.00%